Income Taxes (Details 9) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Tax Credit Carryforward [Line Items]
Tax effect	$ 2,178	$ 1,328
Taiwan operations [Member]
Tax Credit Carryforward [Line Items]
Tax effect	$ 618
Expiration year	2018~2019
US operations [Member]
Tax Credit Carryforward [Line Items]
Tax effect	$ 1,560
Expiration year	2020~2034